COMMITMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Lease Payments of Operating Leases

The Company is obligated under an operating lease for office and laboratory space. The aggregate minimum future lease payments under the operating leases are as follows:

YEARS ENDING
DECEMBER 31,	AMOUNT

2018	$—
2019	32,432
2020	195,574
2021	201,501
2022	189,837

TOTAL	$619,344

The Company is obligated under an operating lease for office and laboratory space. The aggregate minimum future lease payments under the operating leases are as follows:

YEARS ENDING
DECEMBER 31,	AMOUNT

2018	$50,274
2019	38,739
2020	195,574
2021	201,501
2022	189,837

TOTAL	$675,925